Touchstone Strategic Income Fund Average Annual Total Returns			12 Months Ended	41 Months Ended	60 Months Ended	119 Months Ended	120 Months Ended	369 Months Ended		374 Months Ended
		Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	[1]	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			1.25%		(0.33%)		1.35%			4.29%
Performance Inception Date
Class A
Prospectus [Line Items]
Average Annual Return, Percent			3.87%		1.46%		2.52%			[1]
Performance Inception Date		Nov. 01, 1993
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.01%		(0.08%)		0.93%			[1]
Performance Inception Date
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.27%		0.45%		1.21%			[1]
Performance Inception Date
Class C
Prospectus [Line Items]
Average Annual Return, Percent			5.44%		1.71%		2.30%
Performance Inception Date		Apr. 01, 1994
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	[2]		7.54%		2.71%	3.13%
Performance Inception Date	[2]	Jan. 29, 2015
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			8.01%	1.57%
Performance Inception Date		Jul. 19, 2021

[1]	Since Inception returns are not shown for classes with greater than ten years of performance history.
[2]	Class Y shares of the Fund assumed the performance history of Class W shares of the Predecessor Fund. The inception date of Class W of the Predecessor Fund shares was January 29, 2015.